Subsequent Events (Details) - USD ($)			12 Months Ended
	Jul. 24, 2026	Jul. 07, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Events [Line Items]
Exercise warrant			$ 0	$ 5,024,891
Subsequent Event [Member] | Investor [Member]
Subsequent Events [Line Items]
Number of warrants exercised	50,000	199,115
Aggregate shares	50,000	104,299
Exercise warrant	$ 40,000